May 1, 2024

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the fifth paragraph in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Mid Cap Growth Strategy are made by a team of investment professionals employed by NIMNA. The team has consisted of John R. Porter III since March 2017 and Karen Behr since September 2021. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. Ms. Behr is portfolio manager at NIMNA.

The following information supersedes and replaces the information in the third, fourth and fifth paragraphs in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Small Cap Strategy are made by a team of portfolio managers employed by NIMNA. The team has consisted Patrick Kent, CFA, CMT since March 2019 and Andrew Leger since September 2021. Mr. Kent is Head of Small Cap Equities and a portfolio manager at NIMNA. Mr Leger is a portfolio manager at NIMNA.

Investment decisions for the Small Cap Value Strategy are made by a team of investment professionals employed by NIMNA. The team has consisted of Joseph M. Corrado since August 2012 and Andrew Leger since September 2021. Mr. Corrado and Mr. Leger are portfolio managers at NIMNA.

Investment decisions for the Small Cap Growth Strategy are made by a team of investment professionals employed by NIMNA. The team has consisted of John R. Porter III since March 2017 and Karen Behr since September 2021. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. Ms. Behr is a portfolio manager at NIMNA.

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The following chart supersedes and replaces certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Mid Cap Multi-Strategy Fund

Alicia Levine (investment allocation) and Michael Mongelluzzo (Mid Cap Tax-Sensitive Strategy), Patrick Kent and Andrew Leger (Opportunistic Mid Cap Value Strategy), John R. Porter III and Karen Behr (Mid Cap Growth Strategy), Steven L. Pollack (Boston Partners Mid Cap Value Strategy) and William A. Priebe, José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund	Alicia Levine (investment allocation) and Patrick Kent and Andrew Leger (Opportunistic Small Cap Strategy), Joseph M. Corrado and Andrew Leger (Small Cap Value Strategy) and John R. Porter III and Karen Behr (Small Cap Growth Strategy)

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The following information supersedes and replaces the information for Andrew Leger in the section "Fund Details – Management – Biographical Information" in the prospectus:

Andrew Leger has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy since September 2021 and a primary portfolio manager of BNY

Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy and Small Cap Value Strategy since September 2021. Mr. Leger is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2014.

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Effective December 31, 2024 (the "Effective Date"), the following information will supersede and replace the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Small Cap Value Strategy are made by a team of investment professionals employed by NIMNA. The team member who is primarily responsible for managing the fund's Small Cap Value Strategy is Andrew Leger. Mr. Leger has been a primary portfolio manager for the Small Cap Value Strategy since September 2021. Mr. Leger is a portfolio manager at NIMNA.

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As of the Effective Date, the following chart will replace certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Small Cap Multi-Strategy Fund	Alicia Levine (investment allocation) and Patrick Kent and Andrew Leger (Opportunistic Small Cap Strategy), Andrew Leger (Small Cap Value Strategy) and John R. Porter III and Karen Behr (Small Cap Growth Strategy)

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As of the Effective Date, the information for Joseph M. Corrado, in the section "Fund Details – Management – Biographical Information" in the prospectus will be removed in its entirety.

MFT-STK-0524